FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 15,132.3		$ 15,407.5
Current	100.2	$ 3.2	207.7
Noncurrent	15,032.1	$ 479.2	15,199.8
Forward exchange contracts	3,083.9		466.5
Convertible preferred stocks
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,608.8		14,181.8
Mutual funds
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,297.5		886.9
Simple agreement for future equity
Disclosure of detailed information about financial instruments [line items]
Financial assets	125.8		131.1
Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 100.2		$ 207.7